Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	CAD 207	CAD 239
Interest accretion	8	10
Expenditures	(20)	(19)
Revaluation adjustment	9	(23)
Environmental liabilities, Ending balance	204	207
Less: current portion	27	22
Environmental liabilities non current portion	177	185
PCB [Member]
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	148	172
Interest accretion	7	8
Expenditures	(11)	(8)
Revaluation adjustment	(1)	(24)
Environmental liabilities, Ending balance	143	148
Less: current portion	18	12
Environmental liabilities non current portion	125	136
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	59	67
Interest accretion	1	2
Expenditures	(9)	(11)
Revaluation adjustment	10	1
Environmental liabilities, Ending balance	61	59
Less: current portion	9	10
Environmental liabilities non current portion	CAD 52	CAD 49